Future Obligations Under Operating Leases (Detail) (Primary Obligations Operating Leases, USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Primary Obligations Operating Leases
Operating Leased Assets [Line Items]
Minimum operating lease payments - 2014	$ 134
Minimum operating lease payments - 2015	130
Minimum operating lease payments - 2016	118
Minimum operating lease payments - 2017	103
Minimum operating lease payments - 2018	86
Minimum operating lease payments - thereafter	583
Total minimum operating lease payments where we are the primary obligor	$ 1,154